Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total current	$ 1,712,153	$ 1,861,106	$ 1,327,675	$ 984,417
Total non-current	531,477	501,958	$ 402,297	$ 342,249
Total of biological assets:	2,243,630	2,363,064
Chicken and eggs [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total current	$ 685,465	$ 737,911
Current biological assets quantity	560,414	615,040
Cattle [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total current	$ 62,556	$ 59,356
Current biological assets quantity	19	60
Total non-current	$ 2,534	$ 1,759
Non-current biological assets quantity	1	1
Hogs [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total current	$ 776,125	$ 859,905
Current biological assets quantity	8,516	7,922
Total non-current	$ 116,160	$ 128,634
Non-current biological assets quantity	670	716
Lamb [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total current	$ 126	$ 737
Current biological assets quantity	1	6
Fish (biomass - kg) [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total current	$ 187,881	$ 203,197
Current biological assets quantity	21,678	25,256
Mature chickens (breeding stage) [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current	$ 211,021	$ 173,416
Non-current biological assets quantity	23,745	24,598
Immature chickens (in development) and eggs [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current	$ 182,741	$ 182,498
Non-current biological assets quantity	16,867	21,241
Mature fish (biomass - kg) [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current	$ 2,343	$ 2,110
Non-current biological assets quantity	84	93
Immature fish (biomass - kg) and eggs [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current	$ 14,140	$ 11,570
Non-current biological assets quantity	514	382
Eucalyptus forests (hectares) [Member]
Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current	$ 2,538	$ 1,971
Non-current biological assets quantity	2,232	2,232